(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund)
Investment Objective
The Fund seeks total return, consisting of current income exempt from federal income tax and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia High Yield Municipal Fund - ABC) (Columbia High Yield Municipal Fund)	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia High Yield Municipal Fund - ABC) (Columbia High Yield Municipal Fund)		Class A Shares	Class B Shares	Class C Shares
Management fees	[1]	0.54%	0.54%	0.54%
Distribution and/or service (Rule 12b-1) fees		0.20%	0.95%	0.95%
Other expenses	[2]	0.24%	0.24%	0.24%
Total annual Fund operating expenses		0.98%	1.73%	1.73%
Fee waivers and/or reimbursements	[3]	(0.18%)	(0.18%)	(0.18%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.80%	1.55%	1.55%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.80% for Class A, 1.55% for Class B and 1.55% for Class C.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on October 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia High Yield Municipal Fund) (Columbia High Yield Municipal Fund - ABC) (USD $)	1 year	3 years	5 years	10 years
Class A Shares	553	755	974	1,604
Class B Shares	658	827	1,122	1,827
Class C Shares	258	527	922	2,026

Expense Example, No Redemption (Columbia High Yield Municipal Fund) (Columbia High Yield Municipal Fund - ABC) (USD $)	1 year	3 years	5 years	10 years
Class B Shares	158	527	922	1,827
Class C Shares	158	527	922	2,026

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), to be of comparable quality, but also may include other securities that the Investment Manager believes have the potential for relatively high yield. Below investment grade securities are commonly referred to as "junk bonds." The Fund may invest in bonds of any maturity. The Fund also may invest in industrial development bonds or in participation interests in those bonds.

As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund's gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Municipal Securities Risk ��� Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Inverse Floating Rate Obligations Risk ��� Inverse floating rate obligations (inverse floaters) represent interests in bonds with interest rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income, and as short-term rates decline, inverse floaters produce more income. The value of inverse floaters is typically more volatile than the value of bonds with similar maturities. The market value of inverse floaters generally declines when rates rise, and generally will decline further than the market value of a bond with a similar maturity.

  Health Care Industry Risk ��� The Fund's investments in municipal securities may include securities of issuers in the health care industry. The health care industry is subject to the risk of regulatory action or policy changes by a number of governmental agencies and bodies, including federal, state, and local governmental agencies, as well as requirements imposed by private entities, such as insurance companies. A major source of revenue for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions, demand for services, expenses (including malpractice insurance premiums) and competition among health care providers. Additional factors also may adversely affect health care facility operations, such as adoption of legislation proposing a national health insurance program, other state or local health care reform measures, medical and technological advances that alter the need for or cost of health services or the way in which such services are delivered, changes in medical coverage that alter the traditional fee-for-service revenue stream, and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

  State-Specific Municipal Securities Risk ��� Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. Because the Fund may invest without limit in municipal securities of issuers in any state, the value of Fund shares may be more volatile than the value of shares of funds that limit their investments in municipal securities of issuers in any one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that limit their investments in municipal securities of any one state. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class B shares and Class C shares include the returns of the Fund's Class A shares prior to July 15, 2002, when Class B and Class C shares commenced operations. The returns shown have not been adjusted to reflect any differences in expenses between the share classes. If differences in expenses were reflected, the returns shown for Class B and Class C shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    11.57%

Worst: 4th quarter 2008:   -16.88%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of Fund's primary benchmark, the Barclays Capital High Yield Municipal Bond Index, which is comprised of bonds with maturities greater than one year, having a par value of at least  $3 million issued as part of a transaction size greater than  $20 million, and rated no higher than "BB+" or equivalent by any of the three principal rating agencies. The Fund also compares its returns to a Blended Benchmark, which is a custom composite, established by the Investment Manager, consisting of a 60% weighting of the Barclays Capital High Yield Municipal Bond Index and a 40% weighting of the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Average Annual Total Returns (Columbia High Yield Municipal Fund) (Columbia High Yield Municipal Fund - ABC)	1 year	5 years	10 years
Class A Shares	0.24%	0.48%	3.06%
Class A Shares returns after taxes on distributions	0.24%	0.48%	3.06%
Class A Shares returns after taxes on distributions and sale of Fund shares	1.98%	1.13%	3.35%
Class B Shares	(0.57%)	0.39%	2.90%
Class C Shares	3.58%	0.87%	3.03%
Barclays Capital High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	7.80%	2.48%
60-40 BarCap HY Muni/BarCap Muni (reflects no deductions for fees, expenses or taxes)	5.60%	3.20%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund)
Investment Objective
The Fund seeks total return, consisting of current income exempt from federal income tax and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia High Yield Municipal Fund)	Class Z Shares (Columbia High Yield Municipal Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia High Yield Municipal Fund)		Class Z Shares (Columbia High Yield Municipal Fund - Z)
Management fees	[1]	0.54%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.24%
Total annual Fund operating expenses		0.78%
Fee waivers and/or reimbursements	[3]	(0.18%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.60%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.60% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on October 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia High Yield Municipal Fund) (USD $)	1 year	3 years	5 years	10 years
Class Z Shares (Columbia High Yield Municipal Fund - Z)	61	231	416	949

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), to be of comparable quality, but also may include other securities that the Investment Manager believes have the potential for relatively high yield. Below investment grade securities are commonly referred to as "junk bonds." The Fund may invest in bonds of any maturity. The Fund also may invest in industrial development bonds or in participation interests in those bonds.

As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund's gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Municipal Securities Risk ��� Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Inverse Floating Rate Obligations Risk ��� Inverse floating rate obligations (inverse floaters) represent interests in bonds with interest rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income, and as short-term rates decline, inverse floaters produce more income. The value of inverse floaters is typically more volatile than the value of bonds with similar maturities. The market value of inverse floaters generally declines when rates rise, and generally will decline further than the market value of a bond with a similar maturity.

  Health Care Industry Risk ��� The Fund's investments in municipal securities may include securities of issuers in the health care industry. The health care industry is subject to the risk of regulatory action or policy changes by a number of governmental agencies and bodies, including federal, state, and local governmental agencies, as well as requirements imposed by private entities, such as insurance companies. A major source of revenue for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions, demand for services, expenses (including malpractice insurance premiums) and competition among health care providers. Additional factors also may adversely affect health care facility operations, such as adoption of legislation proposing a national health insurance program, other state or local health care reform measures, medical and technological advances that alter the need for or cost of health services or the way in which such services are delivered, changes in medical coverage that alter the traditional fee-for-service revenue stream, and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

  State-Specific Municipal Securities Risk ��� Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. Because the Fund may invest without limit in municipal securities of issuers in any state, the value of Fund shares may be more volatile than the value of shares of funds that limit their investments in municipal securities of issuers in any one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that limit their investments in municipal securities of any one state. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[2]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    11.63%

Worst: 4th quarter 2008:   -16.84%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of Fund's primary benchmark, the Barclays Capital High Yield Municipal Bond Index, which is comprised of bonds with maturities greater than one year, having a par value of at least  $3 million issued as part of a transaction size greater than  $20 million, and rated no higher than "BB+" or equivalent by any of the three principal rating agencies. The Fund also compares its returns to a Blended Benchmark, which is a custom composite, established by the Investment Manager, consisting of a 60% weighting of the Barclays Capital High Yield Municipal Bond Index and a 40% weighting of the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Average Annual Total Returns (Columbia High Yield Municipal Fund) (Columbia High Yield Municipal Fund - Z)	1 year	5 years	10 years
Class Z Shares	5.42%	1.68%	3.78%
Class Z Shares returns after taxes on distributions	5.42%	1.68%	3.78%
Class Z Shares returns after taxes on distributions and sale of Fund shares	5.52%	2.19%	4.03%
Barclays Capital High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	7.80%	2.48%
60-40 BarCap HY Muni/BarCap Muni (reflects no deductions for fees, expenses or taxes)	5.60%	3.20%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Small Cap Value Fund I - ABCIR) (Columbia Small Cap Value Fund I)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Value Fund I - ABCIR) (Columbia Small Cap Value Fund I)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management fees	[1]	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%
Other expenses	[2]	0.26%	0.26%	0.26%	0.06%	0.26%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	[3]	1.33%	2.08%	2.08%	0.88%	1.58%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C, Class I or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Small Cap Value Fund I) (Columbia Small Cap Value Fund I - ABCIR) (USD $)	1 year	3 years	5 years	10 years
Class A Shares	703	972	1,262	2,084
Class B Shares	711	952	1,319	2,219
Class C Shares	311	652	1,119	2,410
Class I Shares	90	281	488	1,084
Class R Shares	161	499	860	1,878

Expense Example, No Redemption (Columbia Small Cap Value Fund I) (Columbia Small Cap Value Fund I - ABCIR) (USD $)	1 year	3 years	5 years	10 years
Class B Shares	211	652	1,119	2,219
Class C Shares	211	652	1,119	2,410

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between  $24.0 million and  $2.57 billion as of September 30, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares include the returns of the Fund's Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date on which Class I shares were initially offered by the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for periods prior to September 27, 2010, the date on which Class R shares were initially offered by the Fund. These returns have not been adjusted to reflect any differences in expenses. If differences in expenses were reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[3]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    20.59%

Worst: 4th quarter 2008:   -24.09%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Value Index, which tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns (Columbia Small Cap Value Fund I) (Columbia Small Cap Value Fund I - ABCIR)	1 year	5 years	10 years
Class A Shares	18.50%	4.21%	8.22%
Class A Shares returns after taxes on distributions	18.26%	3.44%	7.04%
Class A Shares returns after taxes on distributions and sale of Fund shares	12.33%	3.50%	6.78%
Class B Shares	19.80%	4.35%	8.03%
Class C Shares	23.82%	4.67%	8.04%
Class I Shares	26.16%	5.73%	9.15%
Class R Shares	25.62%	5.43%	8.85%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	8.42%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Small Cap Value Fund I)	Class Y Shares (Columbia Small Cap Value Fund I - Y)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Value Fund I)		Class Y Shares (Columbia Small Cap Value Fund I - Y)
Management fees	[1]	0.81%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.06%
Acquired Fund Fees and Expenses		0.01%
Total annual Fund operating expenses	[3]	0.88%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example, No Redemption (Columbia Small Cap Value Fund I) (USD $)	1 year	3 years	5 years	10 years
Class Y Shares (Columbia Small Cap Value Fund I - Y)	90	281	488	1,084

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between  $24.0 million and  $2.57 billion as of September 30, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Fund's Class Z shares for periods prior to July 15, 2009, the date on which Class Y shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because each of the Fund's share classes is invested in the same portfolio of securities and its returns would differ only to the extent its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Y shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[4]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    20.70%

Worst: 4th quarter 2008:   -24.04%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Value Index, which tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns (Columbia Small Cap Value Fund I) (Columbia Small Cap Value Fund I - Y)	1 year	5 years	10 years
Class Y Shares	26.26%	5.77%	9.17%
Class Y Shares returns after taxes on distributions	25.95%	4.99%	7.98%
Class Y Shares returns after taxes on distributions and sale of Fund shares	17.47%	4.85%	7.65%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	8.42%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Small Cap Value Fund I)	Class Z Shares (Columbia Small Cap Value Fund I - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Value Fund I)		Class Z Shares (Columbia Small Cap Value Fund I - Z)
Management fees	[1]	0.81%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.26%
Acquired Fund Fees and Expenses		0.01%
Total annual Fund operating expenses	[3]	1.08%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example, No Redemption (Columbia Small Cap Value Fund I) (USD $)	1 year	3 years	5 years	10 years
Class Z Shares (Columbia Small Cap Value Fund I - Z)	110	343	595	1,317

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between  $24.0 million and  $2.57 billion as of September 30, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[5]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    20.63%

Worst: 4th quarter 2008:   -24.04%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Value Index, which tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns (Columbia Small Cap Value Fund I) (Columbia Small Cap Value Fund I - Z)	1 year	5 years	10 years
Class Z Shares	26.06%	5.72%	9.14%
Class Z Shares returns after taxes on distributions	25.78%	4.94%	7.96%
Class Z Shares returns after taxes on distributions and sale of Fund shares	17.30%	4.81%	7.62%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	8.42%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Bond Fund - R) | (Columbia Bond Fund)
Investment Objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Bond Fund)	Class R Shares (Columbia Bond Fund - R)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Bond Fund)		Class R Shares (Columbia Bond Fund - R)
Management fees	[1]	0.50%
Distribution and/or service (Rule 12b-1) fees		0.50%
Other expenses	[2]	0.23%
Total annual Fund operating expenses		1.23%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example, No Redemption (Columbia Bond Fund) (USD $)	1 year	3 years	5 years	10 years
Class R Shares (Columbia Bond Fund - R)	125	390	676	1,489

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 178% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality. The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund may invest in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R shares had not commenced operations as of the date of this prospectus; therefore performance information for this share class is not yet available.

The returns shown in the bar chart for all periods are the returns of Class A shares of the Fund, which are not offered in this prospectus. The average annual total return table includes the returns of Class A shares and the returns of Class A shares without deduction of applicable sales charges. Class R shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class R shares and Class A shares. If differences in expenses were reflected, the performance for Class R shares would be lower than the performance shown for Class A shares because Class R shares have higher expenses.

The returns shown for periods prior to March 31, 2008 include the returns of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown do not reflect any differences in expenses between the share classes. If differences in expenses were reflected, the performance would be lower for periods prior to March 31, 2008. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[6]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    4.60%

Worst: 2nd quarter 2004:   -2.26%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index, which is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Bond Fund) (Columbia Bond Fund - R)	1 year	5 years	10 years
Class A Shares	1.21%	4.27%	4.93%
Class A Shares returns after taxes on distributions	(0.57%)	2.63%	3.13%
Class A Shares returns after taxes on distributions and sale of Fund shares	0.82%	2.68%	3.14%
Class A Shares returns before taxes (without sales charges)	6.29%	5.30%	5.45%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of September 30, 2011: 8.97%
[2]	Year-to-date return as of September 30, 2011: 9.11%
[3]	Year-to-date return as of September 30, 2011: -19.01%
[4]	Year-to-date return as of September 30, 2011: -18.75%
[5]	Year-to-date return as of September 30, 2011: -18.87%
[6]	Year-to-date return as of September 30, 2011: 5.90%

(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund)
Investment Objective
The Fund seeks total return, consisting of current income exempt from federal income tax and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia High Yield Municipal Fund - ABC) (Columbia High Yield Municipal Fund)	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia High Yield Municipal Fund - ABC) (Columbia High Yield Municipal Fund)		Class A Shares	Class B Shares	Class C Shares
Management fees	[1]	0.54%	0.54%	0.54%
Distribution and/or service (Rule 12b-1) fees		0.20%	0.95%	0.95%
Other expenses	[2]	0.24%	0.24%	0.24%
Total annual Fund operating expenses		0.98%	1.73%	1.73%
Fee waivers and/or reimbursements	[3]	(0.18%)	(0.18%)	(0.18%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.80%	1.55%	1.55%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.80% for Class A, 1.55% for Class B and 1.55% for Class C.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on October 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia High Yield Municipal Fund) (Columbia High Yield Municipal Fund - ABC) (USD $)	1 year	3 years	5 years	10 years
Class A Shares	553	755	974	1,604
Class B Shares	658	827	1,122	1,827
Class C Shares	258	527	922	2,026

Expense Example, No Redemption (Columbia High Yield Municipal Fund) (Columbia High Yield Municipal Fund - ABC) (USD $)	1 year	3 years	5 years	10 years
Class B Shares	158	527	922	1,827
Class C Shares	158	527	922	2,026

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), to be of comparable quality, but also may include other securities that the Investment Manager believes have the potential for relatively high yield. Below investment grade securities are commonly referred to as "junk bonds." The Fund may invest in bonds of any maturity. The Fund also may invest in industrial development bonds or in participation interests in those bonds.

As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund's gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Municipal Securities Risk ��� Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Inverse Floating Rate Obligations Risk ��� Inverse floating rate obligations (inverse floaters) represent interests in bonds with interest rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income, and as short-term rates decline, inverse floaters produce more income. The value of inverse floaters is typically more volatile than the value of bonds with similar maturities. The market value of inverse floaters generally declines when rates rise, and generally will decline further than the market value of a bond with a similar maturity.

  Health Care Industry Risk ��� The Fund's investments in municipal securities may include securities of issuers in the health care industry. The health care industry is subject to the risk of regulatory action or policy changes by a number of governmental agencies and bodies, including federal, state, and local governmental agencies, as well as requirements imposed by private entities, such as insurance companies. A major source of revenue for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions, demand for services, expenses (including malpractice insurance premiums) and competition among health care providers. Additional factors also may adversely affect health care facility operations, such as adoption of legislation proposing a national health insurance program, other state or local health care reform measures, medical and technological advances that alter the need for or cost of health services or the way in which such services are delivered, changes in medical coverage that alter the traditional fee-for-service revenue stream, and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

  State-Specific Municipal Securities Risk ��� Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. Because the Fund may invest without limit in municipal securities of issuers in any state, the value of Fund shares may be more volatile than the value of shares of funds that limit their investments in municipal securities of issuers in any one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that limit their investments in municipal securities of any one state. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class B shares and Class C shares include the returns of the Fund's Class A shares prior to July 15, 2002, when Class B and Class C shares commenced operations. The returns shown have not been adjusted to reflect any differences in expenses between the share classes. If differences in expenses were reflected, the returns shown for Class B and Class C shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    11.57%

Worst: 4th quarter 2008:   -16.88%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of Fund's primary benchmark, the Barclays Capital High Yield Municipal Bond Index, which is comprised of bonds with maturities greater than one year, having a par value of at least  $3 million issued as part of a transaction size greater than  $20 million, and rated no higher than "BB+" or equivalent by any of the three principal rating agencies. The Fund also compares its returns to a Blended Benchmark, which is a custom composite, established by the Investment Manager, consisting of a 60% weighting of the Barclays Capital High Yield Municipal Bond Index and a 40% weighting of the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Average Annual Total Returns (Columbia High Yield Municipal Fund) (Columbia High Yield Municipal Fund - ABC)	1 year	5 years	10 years
Class A Shares	0.24%	0.48%	3.06%
Class A Shares returns after taxes on distributions	0.24%	0.48%	3.06%
Class A Shares returns after taxes on distributions and sale of Fund shares	1.98%	1.13%	3.35%
Class B Shares	(0.57%)	0.39%	2.90%
Class C Shares	3.58%	0.87%	3.03%
Barclays Capital High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	7.80%	2.48%
60-40 BarCap HY Muni/BarCap Muni (reflects no deductions for fees, expenses or taxes)	5.60%	3.20%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

[1]	Year-to-date return as of September 30, 2011: 8.97%

(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund)
Investment Objective
The Fund seeks total return, consisting of current income exempt from federal income tax and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia High Yield Municipal Fund)	Class Z Shares (Columbia High Yield Municipal Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia High Yield Municipal Fund)		Class Z Shares (Columbia High Yield Municipal Fund - Z)
Management fees	[1]	0.54%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.24%
Total annual Fund operating expenses		0.78%
Fee waivers and/or reimbursements	[3]	(0.18%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.60%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.60% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on October 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia High Yield Municipal Fund) (USD $)	1 year	3 years	5 years	10 years
Class Z Shares (Columbia High Yield Municipal Fund - Z)	61	231	416	949

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), to be of comparable quality, but also may include other securities that the Investment Manager believes have the potential for relatively high yield. Below investment grade securities are commonly referred to as "junk bonds." The Fund may invest in bonds of any maturity. The Fund also may invest in industrial development bonds or in participation interests in those bonds.

As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund's gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Municipal Securities Risk ��� Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Inverse Floating Rate Obligations Risk ��� Inverse floating rate obligations (inverse floaters) represent interests in bonds with interest rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income, and as short-term rates decline, inverse floaters produce more income. The value of inverse floaters is typically more volatile than the value of bonds with similar maturities. The market value of inverse floaters generally declines when rates rise, and generally will decline further than the market value of a bond with a similar maturity.

  Health Care Industry Risk ��� The Fund's investments in municipal securities may include securities of issuers in the health care industry. The health care industry is subject to the risk of regulatory action or policy changes by a number of governmental agencies and bodies, including federal, state, and local governmental agencies, as well as requirements imposed by private entities, such as insurance companies. A major source of revenue for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions, demand for services, expenses (including malpractice insurance premiums) and competition among health care providers. Additional factors also may adversely affect health care facility operations, such as adoption of legislation proposing a national health insurance program, other state or local health care reform measures, medical and technological advances that alter the need for or cost of health services or the way in which such services are delivered, changes in medical coverage that alter the traditional fee-for-service revenue stream, and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

  State-Specific Municipal Securities Risk ��� Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. Because the Fund may invest without limit in municipal securities of issuers in any state, the value of Fund shares may be more volatile than the value of shares of funds that limit their investments in municipal securities of issuers in any one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that limit their investments in municipal securities of any one state. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    11.63%

Worst: 4th quarter 2008:   -16.84%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of Fund's primary benchmark, the Barclays Capital High Yield Municipal Bond Index, which is comprised of bonds with maturities greater than one year, having a par value of at least  $3 million issued as part of a transaction size greater than  $20 million, and rated no higher than "BB+" or equivalent by any of the three principal rating agencies. The Fund also compares its returns to a Blended Benchmark, which is a custom composite, established by the Investment Manager, consisting of a 60% weighting of the Barclays Capital High Yield Municipal Bond Index and a 40% weighting of the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Average Annual Total Returns (Columbia High Yield Municipal Fund) (Columbia High Yield Municipal Fund - Z)	1 year	5 years	10 years
Class Z Shares	5.42%	1.68%	3.78%
Class Z Shares returns after taxes on distributions	5.42%	1.68%	3.78%
Class Z Shares returns after taxes on distributions and sale of Fund shares	5.52%	2.19%	4.03%
Barclays Capital High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	7.80%	2.48%
60-40 BarCap HY Muni/BarCap Muni (reflects no deductions for fees, expenses or taxes)	5.60%	3.20%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of September 30, 2011: 9.11%

(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Small Cap Value Fund I - ABCIR) (Columbia Small Cap Value Fund I)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Value Fund I - ABCIR) (Columbia Small Cap Value Fund I)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares
Management fees	[1]	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%
Other expenses	[2]	0.26%	0.26%	0.26%	0.06%	0.26%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses	[3]	1.33%	2.08%	2.08%	0.88%	1.58%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C, Class I or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Small Cap Value Fund I) (Columbia Small Cap Value Fund I - ABCIR) (USD $)	1 year	3 years	5 years	10 years
Class A Shares	703	972	1,262	2,084
Class B Shares	711	952	1,319	2,219
Class C Shares	311	652	1,119	2,410
Class I Shares	90	281	488	1,084
Class R Shares	161	499	860	1,878

Expense Example, No Redemption (Columbia Small Cap Value Fund I) (Columbia Small Cap Value Fund I - ABCIR) (USD $)	1 year	3 years	5 years	10 years
Class B Shares	211	652	1,119	2,219
Class C Shares	211	652	1,119	2,410

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between  $24.0 million and  $2.57 billion as of September 30, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares include the returns of the Fund's Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date on which Class I shares were initially offered by the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for periods prior to September 27, 2010, the date on which Class R shares were initially offered by the Fund. These returns have not been adjusted to reflect any differences in expenses. If differences in expenses were reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    20.59%

Worst: 4th quarter 2008:   -24.09%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Value Index, which tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns (Columbia Small Cap Value Fund I) (Columbia Small Cap Value Fund I - ABCIR)	1 year	5 years	10 years
Class A Shares	18.50%	4.21%	8.22%
Class A Shares returns after taxes on distributions	18.26%	3.44%	7.04%
Class A Shares returns after taxes on distributions and sale of Fund shares	12.33%	3.50%	6.78%
Class B Shares	19.80%	4.35%	8.03%
Class C Shares	23.82%	4.67%	8.04%
Class I Shares	26.16%	5.73%	9.15%
Class R Shares	25.62%	5.43%	8.85%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	8.42%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

[1]	Year-to-date return as of September 30, 2011: -19.01%

(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Small Cap Value Fund I)	Class Y Shares (Columbia Small Cap Value Fund I - Y)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Value Fund I)		Class Y Shares (Columbia Small Cap Value Fund I - Y)
Management fees	[1]	0.81%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.06%
Acquired Fund Fees and Expenses		0.01%
Total annual Fund operating expenses	[3]	0.88%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example, No Redemption (Columbia Small Cap Value Fund I) (USD $)	1 year	3 years	5 years	10 years
Class Y Shares (Columbia Small Cap Value Fund I - Y)	90	281	488	1,084

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between  $24.0 million and  $2.57 billion as of September 30, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Fund's Class Z shares for periods prior to July 15, 2009, the date on which Class Y shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because each of the Fund's share classes is invested in the same portfolio of securities and its returns would differ only to the extent its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Y shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    20.70%

Worst: 4th quarter 2008:   -24.04%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Value Index, which tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns (Columbia Small Cap Value Fund I) (Columbia Small Cap Value Fund I - Y)	1 year	5 years	10 years
Class Y Shares	26.26%	5.77%	9.17%
Class Y Shares returns after taxes on distributions	25.95%	4.99%	7.98%
Class Y Shares returns after taxes on distributions and sale of Fund shares	17.47%	4.85%	7.65%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	8.42%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of September 30, 2011: -18.75%

(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Small Cap Value Fund I)	Class Z Shares (Columbia Small Cap Value Fund I - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Value Fund I)		Class Z Shares (Columbia Small Cap Value Fund I - Z)
Management fees	[1]	0.81%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.26%
Acquired Fund Fees and Expenses		0.01%
Total annual Fund operating expenses	[3]	1.08%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example, No Redemption (Columbia Small Cap Value Fund I) (USD $)	1 year	3 years	5 years	10 years
Class Z Shares (Columbia Small Cap Value Fund I - Z)	110	343	595	1,317

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between  $24.0 million and  $2.57 billion as of September 30, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    20.63%

Worst: 4th quarter 2008:   -24.04%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Value Index, which tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns (Columbia Small Cap Value Fund I) (Columbia Small Cap Value Fund I - Z)	1 year	5 years	10 years
Class Z Shares	26.06%	5.72%	9.14%
Class Z Shares returns after taxes on distributions	25.78%	4.94%	7.96%
Class Z Shares returns after taxes on distributions and sale of Fund shares	17.30%	4.81%	7.62%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	24.50%	3.52%	8.42%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of September 30, 2011: -18.87%

(Columbia Bond Fund - R) | (Columbia Bond Fund)
Investment Objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Bond Fund)	Class R Shares (Columbia Bond Fund - R)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Bond Fund)		Class R Shares (Columbia Bond Fund - R)
Management fees	[1]	0.50%
Distribution and/or service (Rule 12b-1) fees		0.50%
Other expenses	[2]	0.23%
Total annual Fund operating expenses		1.23%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example, No Redemption (Columbia Bond Fund) (USD $)	1 year	3 years	5 years	10 years
Class R Shares (Columbia Bond Fund - R)	125	390	676	1,489

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 178% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality. The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund may invest in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R shares had not commenced operations as of the date of this prospectus; therefore performance information for this share class is not yet available.

The returns shown in the bar chart for all periods are the returns of Class A shares of the Fund, which are not offered in this prospectus. The average annual total return table includes the returns of Class A shares and the returns of Class A shares without deduction of applicable sales charges. Class R shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class R shares and Class A shares. If differences in expenses were reflected, the performance for Class R shares would be lower than the performance shown for Class A shares because Class R shares have higher expenses.

The returns shown for periods prior to March 31, 2008 include the returns of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown do not reflect any differences in expenses between the share classes. If differences in expenses were reflected, the performance would be lower for periods prior to March 31, 2008. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    4.60%

Worst: 2nd quarter 2004:   -2.26%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index, which is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Bond Fund) (Columbia Bond Fund - R)	1 year	5 years	10 years
Class A Shares	1.21%	4.27%	4.93%
Class A Shares returns after taxes on distributions	(0.57%)	2.63%	3.13%
Class A Shares returns after taxes on distributions and sale of Fund shares	0.82%	2.68%	3.14%
Class A Shares returns before taxes (without sales charges)	6.29%	5.30%	5.45%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of September 30, 2011: 5.90%

Shareholder Fees	0 Months Ended
	Nov. 01, 2011
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses	0 Months Ended
	Nov. 01, 2011
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares
Operating Expenses:
Management fees	0.54%	[1]
Distribution and/or service (Rule 12b-1) fees	0.20%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	0.98%
Fee waivers and/or reimbursements	(0.18%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.80%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class B Shares
Operating Expenses:
Management fees	0.54%	[1]
Distribution and/or service (Rule 12b-1) fees	0.95%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.18%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class C Shares
Operating Expenses:
Management fees	0.54%	[1]
Distribution and/or service (Rule 12b-1) fees	0.95%
Other expenses	0.24%	[2]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.18%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares
Operating Expenses:
Management fees	0.54%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[2]
Total annual Fund operating expenses	0.78%
Fee waivers and/or reimbursements	(0.18%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.60%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	1.33%	[5]
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class B Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	2.08%	[5]
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class C Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	2.08%	[5]
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class I Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	0.88%	[5]
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class R Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.26%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	1.58%	[5]
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	0.88%	[5]
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares
Operating Expenses:
Management fees	0.81%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	1.08%	[5]
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class R Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	1.23%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.80% for Class A, 1.55% for Class B and 1.55% for Class C.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.60% for Class Z.
[5]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

Annual Total Returns	0 Months Ended
Nov. 01, 2011
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	5.06%
Annual Return 2002	6.31%
Annual Return 2003	6.69%
Annual Return 2004	5.06%
Annual Return 2005	5.31%
Annual Return 2006	6.32%
Annual Return 2007	(1.98%)
Annual Return 2008	(23.04%)
Annual Return 2009	27.52%
Annual Return 2010	5.21%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	5.05%
Annual Return 2002	6.85%
Annual Return 2003	6.93%
Annual Return 2004	5.30%
Annual Return 2005	5.52%
Annual Return 2006	6.53%
Annual Return 2007	(1.79%)
Annual Return 2008	(22.88%)
Annual Return 2009	27.77%
Annual Return 2010	5.42%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares
Bar Chart Table:
Annual Return 2001	6.86%
Annual Return 2002	(6.95%)
Annual Return 2003	39.41%
Annual Return 2004	22.81%
Annual Return 2005	5.27%
Annual Return 2006	19.28%
Annual Return 2007	(2.63%)
Annual Return 2008	(28.23%)
Annual Return 2009	24.44%
Annual Return 2010	25.72%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares
Bar Chart Table:
Annual Return 2001	7.06%
Annual Return 2002	(6.64%)
Annual Return 2003	39.79%
Annual Return 2004	23.18%
Annual Return 2005	5.54%
Annual Return 2006	19.58%
Annual Return 2007	(2.37%)
Annual Return 2008	(28.07%)
Annual Return 2009	24.87%
Annual Return 2010	26.26%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares
Bar Chart Table:
Annual Return 2001	7.06%
Annual Return 2002	(6.64%)
Annual Return 2003	39.79%
Annual Return 2004	23.18%
Annual Return 2005	5.54%
Annual Return 2006	19.58%
Annual Return 2007	(2.37%)
Annual Return 2008	(28.07%)
Annual Return 2009	24.74%
Annual Return 2010	26.06%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	7.07%
Annual Return 2002	9.42%
Annual Return 2003	4.63%
Annual Return 2004	4.71%
Annual Return 2005	2.30%
Annual Return 2006	4.02%
Annual Return 2007	5.98%
Annual Return 2008	1.06%
Annual Return 2009	9.31%
Annual Return 2010	6.29%

Average Annual Total Returns	0 Months Ended
Nov. 01, 2011
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares
Average Annual Return:
1 year	0.24%
5 years	0.48%
10 years	3.06%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	0.24%
5 years	0.48%
10 years	3.06%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	1.98%
5 years	1.13%
10 years	3.35%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class B Shares
Average Annual Return:
1 year	(0.57%)
5 years	0.39%
10 years	2.90%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class C Shares
Average Annual Return:
1 year	3.58%
5 years	0.87%
10 years	3.03%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | 60-40 BarCap HY Muni/BarCap Muni (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	5.60%
5 years	3.20%
10 years
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Barclays Capital High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	7.80%
5 years	2.48%
10 years
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares
Average Annual Return:
1 year	5.42%
5 years	1.68%
10 years	3.78%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	5.42%
5 years	1.68%
10 years	3.78%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	5.52%
5 years	2.19%
10 years	4.03%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | 60-40 BarCap HY Muni/BarCap Muni (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	5.60%
5 years	3.20%
10 years
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Barclays Capital High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	7.80%
5 years	2.48%
10 years
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares
Average Annual Return:
1 year	18.50%
5 years	4.21%
10 years	8.22%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	18.26%
5 years	3.44%
10 years	7.04%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	12.33%
5 years	3.50%
10 years	6.78%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class B Shares
Average Annual Return:
1 year	19.80%
5 years	4.35%
10 years	8.03%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class C Shares
Average Annual Return:
1 year	23.82%
5 years	4.67%
10 years	8.04%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class I Shares
Average Annual Return:
1 year	26.16%
5 years	5.73%
10 years	9.15%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class R Shares
Average Annual Return:
1 year	25.62%
5 years	5.43%
10 years	8.85%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	24.50%
5 years	3.52%
10 years	8.42%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares
Average Annual Return:
1 year	26.26%
5 years	5.77%
10 years	9.17%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 year	25.95%
5 years	4.99%
10 years	7.98%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	17.47%
5 years	4.85%
10 years	7.65%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	24.50%
5 years	3.52%
10 years	8.42%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares
Average Annual Return:
1 year	26.06%
5 years	5.72%
10 years	9.14%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	25.78%
5 years	4.94%
10 years	7.96%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	17.30%
5 years	4.81%
10 years	7.62%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	24.50%
5 years	3.52%
10 years	8.42%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares
Average Annual Return:
1 year	1.21%
5 years	4.27%
10 years	4.93%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	(0.57%)
5 years	2.63%
10 years	3.13%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	0.82%
5 years	2.68%
10 years	3.14%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 year	6.29%
5 years	5.30%
10 years	5.45%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	6.54%
5 years	5.80%
10 years	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income exempt from federal income tax and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on October 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), to be of comparable quality, but also may include other securities that the Investment Manager believes have the potential for relatively high yield. Below investment grade securities are commonly referred to as "junk bonds." The Fund may invest in bonds of any maturity. The Fund also may invest in industrial development bonds or in participation interests in those bonds.

As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund's gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Municipal Securities Risk ��� Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Inverse Floating Rate Obligations Risk ��� Inverse floating rate obligations (inverse floaters) represent interests in bonds with interest rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income, and as short-term rates decline, inverse floaters produce more income. The value of inverse floaters is typically more volatile than the value of bonds with similar maturities. The market value of inverse floaters generally declines when rates rise, and generally will decline further than the market value of a bond with a similar maturity.

  Health Care Industry Risk ��� The Fund's investments in municipal securities may include securities of issuers in the health care industry. The health care industry is subject to the risk of regulatory action or policy changes by a number of governmental agencies and bodies, including federal, state, and local governmental agencies, as well as requirements imposed by private entities, such as insurance companies. A major source of revenue for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions, demand for services, expenses (including malpractice insurance premiums) and competition among health care providers. Additional factors also may adversely affect health care facility operations, such as adoption of legislation proposing a national health insurance program, other state or local health care reform measures, medical and technological advances that alter the need for or cost of health services or the way in which such services are delivered, changes in medical coverage that alter the traditional fee-for-service revenue stream, and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

  State-Specific Municipal Securities Risk ��� Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. Because the Fund may invest without limit in municipal securities of issuers in any state, the value of Fund shares may be more volatile than the value of shares of funds that limit their investments in municipal securities of issuers in any one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that limit their investments in municipal securities of any one state. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class B shares and Class C shares include the returns of the Fund's Class A shares prior to July 15, 2002, when Class B and Class C shares commenced operations. The returns shown have not been adjusted to reflect any differences in expenses between the share classes. If differences in expenses were reflected, the returns shown for Class B and Class C shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[13]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    11.57%

Worst: 4th quarter 2008:   -16.88%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of Fund's primary benchmark, the Barclays Capital High Yield Municipal Bond Index, which is comprised of bonds with maturities greater than one year, having a par value of at least  $3 million issued as part of a transaction size greater than  $20 million, and rated no higher than "BB+" or equivalent by any of the three principal rating agencies. The Fund also compares its returns to a Blended Benchmark, which is a custom composite, established by the Investment Manager, consisting of a 60% weighting of the Barclays Capital High Yield Municipal Bond Index and a 40% weighting of the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.54%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	553
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	755
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,604
Annual Return 2001	rr_AnnualReturn2001	5.06%
Annual Return 2002	rr_AnnualReturn2002	6.31%
Annual Return 2003	rr_AnnualReturn2003	6.69%
Annual Return 2004	rr_AnnualReturn2004	5.06%
Annual Return 2005	rr_AnnualReturn2005	5.31%
Annual Return 2006	rr_AnnualReturn2006	6.32%
Annual Return 2007	rr_AnnualReturn2007	(1.98%)
Annual Return 2008	rr_AnnualReturn2008	(23.04%)
Annual Return 2009	rr_AnnualReturn2009	27.52%
Annual Return 2010	rr_AnnualReturn2010	5.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2011: 8.97%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.88%)
1 year	rr_AverageAnnualReturnYear01	0.24%
5 years	rr_AverageAnnualReturnYear05	0.48%
10 years	rr_AverageAnnualReturnYear10	3.06%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.24%
5 years	rr_AverageAnnualReturnYear05	0.48%
10 years	rr_AverageAnnualReturnYear10	3.06%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.98%
5 years	rr_AverageAnnualReturnYear05	1.13%
10 years	rr_AverageAnnualReturnYear10	3.35%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[8]
Management fees	rr_ManagementFeesOverAssets	0.54%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	658
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	827
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	527
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	922
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
1 year	rr_AverageAnnualReturnYear01	(0.57%)
5 years	rr_AverageAnnualReturnYear05	0.39%
10 years	rr_AverageAnnualReturnYear10	2.90%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management fees	rr_ManagementFeesOverAssets	0.54%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	527
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	922
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,026
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	527
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	922
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,026
1 year	rr_AverageAnnualReturnYear01	3.58%
5 years	rr_AverageAnnualReturnYear05	0.87%
10 years	rr_AverageAnnualReturnYear10	3.03%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | 60-40 BarCap HY Muni/BarCap Muni (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.60%
5 years	rr_AverageAnnualReturnYear05	3.20%
10 years	rr_AverageAnnualReturnYear10
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Barclays Capital High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.80%
5 years	rr_AverageAnnualReturnYear05	2.48%
10 years	rr_AverageAnnualReturnYear10
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income exempt from federal income tax and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on October 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield securities. These securities generally include medium grade or below investment grade debt securities or unrated debt securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), to be of comparable quality, but also may include other securities that the Investment Manager believes have the potential for relatively high yield. Below investment grade securities are commonly referred to as "junk bonds." The Fund may invest in bonds of any maturity. The Fund also may invest in industrial development bonds or in participation interests in those bonds.

As a fundamental policy, the Fund will invest its assets so that at least 80% of the Fund's gross income will be exempt from federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest up to 20% of its total assets in high quality taxable money market instruments.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Municipal Securities Risk ��� Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

  Inverse Floating Rate Obligations Risk ��� Inverse floating rate obligations (inverse floaters) represent interests in bonds with interest rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income, and as short-term rates decline, inverse floaters produce more income. The value of inverse floaters is typically more volatile than the value of bonds with similar maturities. The market value of inverse floaters generally declines when rates rise, and generally will decline further than the market value of a bond with a similar maturity.

  Health Care Industry Risk ��� The Fund's investments in municipal securities may include securities of issuers in the health care industry. The health care industry is subject to the risk of regulatory action or policy changes by a number of governmental agencies and bodies, including federal, state, and local governmental agencies, as well as requirements imposed by private entities, such as insurance companies. A major source of revenue for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions, demand for services, expenses (including malpractice insurance premiums) and competition among health care providers. Additional factors also may adversely affect health care facility operations, such as adoption of legislation proposing a national health insurance program, other state or local health care reform measures, medical and technological advances that alter the need for or cost of health services or the way in which such services are delivered, changes in medical coverage that alter the traditional fee-for-service revenue stream, and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

  State-Specific Municipal Securities Risk ��� Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. Because the Fund may invest without limit in municipal securities of issuers in any state, the value of Fund shares may be more volatile than the value of shares of funds that limit their investments in municipal securities of issuers in any one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that limit their investments in municipal securities of any one state. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state's financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[14]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    11.63%

Worst: 4th quarter 2008:   -16.84%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of Fund's primary benchmark, the Barclays Capital High Yield Municipal Bond Index, which is comprised of bonds with maturities greater than one year, having a par value of at least  $3 million issued as part of a transaction size greater than  $20 million, and rated no higher than "BB+" or equivalent by any of the three principal rating agencies. The Fund also compares its returns to a Blended Benchmark, which is a custom composite, established by the Investment Manager, consisting of a 60% weighting of the Barclays Capital High Yield Municipal Bond Index and a 40% weighting of the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.54%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.78%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	231
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	949
Annual Return 2001	rr_AnnualReturn2001	5.05%
Annual Return 2002	rr_AnnualReturn2002	6.85%
Annual Return 2003	rr_AnnualReturn2003	6.93%
Annual Return 2004	rr_AnnualReturn2004	5.30%
Annual Return 2005	rr_AnnualReturn2005	5.52%
Annual Return 2006	rr_AnnualReturn2006	6.53%
Annual Return 2007	rr_AnnualReturn2007	(1.79%)
Annual Return 2008	rr_AnnualReturn2008	(22.88%)
Annual Return 2009	rr_AnnualReturn2009	27.77%
Annual Return 2010	rr_AnnualReturn2010	5.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2011: 9.11%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.84%)
1 year	rr_AverageAnnualReturnYear01	5.42%
5 years	rr_AverageAnnualReturnYear05	1.68%
10 years	rr_AverageAnnualReturnYear10	3.78%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.42%
5 years	rr_AverageAnnualReturnYear05	1.68%
10 years	rr_AverageAnnualReturnYear10	3.78%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.52%
5 years	rr_AverageAnnualReturnYear05	2.19%
10 years	rr_AverageAnnualReturnYear10	4.03%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | 60-40 BarCap HY Muni/BarCap Muni (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.60%
5 years	rr_AverageAnnualReturnYear05	3.20%
10 years	rr_AverageAnnualReturnYear10
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Barclays Capital High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.80%
5 years	rr_AverageAnnualReturnYear05	2.48%
10 years	rr_AverageAnnualReturnYear10
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 17 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class A, Class B, Class C, Class I or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between  $24.0 million and  $2.57 billion as of September 30, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class I shares include the returns of the Fund's Class Z shares, which are not offered in this prospectus, for periods prior to September 27, 2010, the date on which Class I shares were initially offered by the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares (without applicable sales charges) for periods prior to September 27, 2010, the date on which Class R shares were initially offered by the Fund. These returns have not been adjusted to reflect any differences in expenses. If differences in expenses were reflected, the returns shown for Class R shares would be lower. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[11]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    20.59%

Worst: 4th quarter 2008:   -24.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2000 Value Index, which tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.81%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.33%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,084
Annual Return 2001	rr_AnnualReturn2001	6.86%
Annual Return 2002	rr_AnnualReturn2002	(6.95%)
Annual Return 2003	rr_AnnualReturn2003	39.41%
Annual Return 2004	rr_AnnualReturn2004	22.81%
Annual Return 2005	rr_AnnualReturn2005	5.27%
Annual Return 2006	rr_AnnualReturn2006	19.28%
Annual Return 2007	rr_AnnualReturn2007	(2.63%)
Annual Return 2008	rr_AnnualReturn2008	(28.23%)
Annual Return 2009	rr_AnnualReturn2009	24.44%
Annual Return 2010	rr_AnnualReturn2010	25.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2011: -19.01%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.09%)
1 year	rr_AverageAnnualReturnYear01	18.50%
5 years	rr_AverageAnnualReturnYear05	4.21%
10 years	rr_AverageAnnualReturnYear10	8.22%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.26%
5 years	rr_AverageAnnualReturnYear05	3.44%
10 years	rr_AverageAnnualReturnYear10	7.04%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.33%
5 years	rr_AverageAnnualReturnYear05	3.50%
10 years	rr_AverageAnnualReturnYear10	6.78%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[8]
Management fees	rr_ManagementFeesOverAssets	0.81%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.08%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	711
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,219
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,219
1 year	rr_AverageAnnualReturnYear01	19.80%
5 years	rr_AverageAnnualReturnYear05	4.35%
10 years	rr_AverageAnnualReturnYear10	8.03%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management fees	rr_ManagementFeesOverAssets	0.81%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.08%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
1 year	rr_AverageAnnualReturnYear01	23.82%
5 years	rr_AverageAnnualReturnYear05	4.67%
10 years	rr_AverageAnnualReturnYear10	8.04%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.81%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
1 year	rr_AverageAnnualReturnYear01	26.16%
5 years	rr_AverageAnnualReturnYear05	5.73%
10 years	rr_AverageAnnualReturnYear10	9.15%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.81%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.58%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
1 year	rr_AverageAnnualReturnYear01	25.62%
5 years	rr_AverageAnnualReturnYear05	5.43%
10 years	rr_AverageAnnualReturnYear10	8.85%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	24.50%
5 years	rr_AverageAnnualReturnYear05	3.52%
10 years	rr_AverageAnnualReturnYear10	8.42%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between  $24.0 million and  $2.57 billion as of September 30, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Fund's Class Z shares for periods prior to July 15, 2009, the date on which Class Y shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because each of the Fund's share classes is invested in the same portfolio of securities and its returns would differ only to the extent its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Y shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[10]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Y shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    20.70%

Worst: 4th quarter 2008:   -24.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2000 Value Index, which tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.81%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%	[1]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	281
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	488
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,084
Annual Return 2001	rr_AnnualReturn2001	7.06%
Annual Return 2002	rr_AnnualReturn2002	(6.64%)
Annual Return 2003	rr_AnnualReturn2003	39.79%
Annual Return 2004	rr_AnnualReturn2004	23.18%
Annual Return 2005	rr_AnnualReturn2005	5.54%
Annual Return 2006	rr_AnnualReturn2006	19.58%
Annual Return 2007	rr_AnnualReturn2007	(2.37%)
Annual Return 2008	rr_AnnualReturn2008	(28.07%)
Annual Return 2009	rr_AnnualReturn2009	24.87%
Annual Return 2010	rr_AnnualReturn2010	26.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2011: -18.75%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.04%)
1 year	rr_AverageAnnualReturnYear01	26.26%
5 years	rr_AverageAnnualReturnYear05	5.77%
10 years	rr_AverageAnnualReturnYear10	9.17%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	25.95%
5 years	rr_AverageAnnualReturnYear05	4.99%
10 years	rr_AverageAnnualReturnYear10	7.98%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.47%
5 years	rr_AverageAnnualReturnYear05	4.85%
10 years	rr_AverageAnnualReturnYear10	7.65%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	24.50%
5 years	rr_AverageAnnualReturnYear05	3.52%
10 years	rr_AverageAnnualReturnYear10	8.42%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between  $24.0 million and  $2.57 billion as of September 30, 2011), that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[9]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    20.63%

Worst: 4th quarter 2008:   -24.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2000 Value Index, which tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.81%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.08%	[1]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	343
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	595
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
Annual Return 2001	rr_AnnualReturn2001	7.06%
Annual Return 2002	rr_AnnualReturn2002	(6.64%)
Annual Return 2003	rr_AnnualReturn2003	39.79%
Annual Return 2004	rr_AnnualReturn2004	23.18%
Annual Return 2005	rr_AnnualReturn2005	5.54%
Annual Return 2006	rr_AnnualReturn2006	19.58%
Annual Return 2007	rr_AnnualReturn2007	(2.37%)
Annual Return 2008	rr_AnnualReturn2008	(28.07%)
Annual Return 2009	rr_AnnualReturn2009	24.74%
Annual Return 2010	rr_AnnualReturn2010	26.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2011: -18.87%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.04%)
1 year	rr_AverageAnnualReturnYear01	26.06%
5 years	rr_AverageAnnualReturnYear05	5.72%
10 years	rr_AverageAnnualReturnYear10	9.14%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	25.78%
5 years	rr_AverageAnnualReturnYear05	4.94%
10 years	rr_AverageAnnualReturnYear10	7.96%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.30%
5 years	rr_AverageAnnualReturnYear05	4.81%
10 years	rr_AverageAnnualReturnYear10	7.62%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	24.50%
5 years	rr_AverageAnnualReturnYear05	3.52%
10 years	rr_AverageAnnualReturnYear10	8.42%
(Columbia Bond Fund - R) | (Columbia Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, consistent with minimal fluctuation of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 178% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	178.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest  $10,000 in Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality. The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund may invest in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change. See ABOUT THE FUNDS' INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R shares had not commenced operations as of the date of this prospectus; therefore performance information for this share class is not yet available.

The returns shown in the bar chart for all periods are the returns of Class A shares of the Fund, which are not offered in this prospectus. The average annual total return table includes the returns of Class A shares and the returns of Class A shares without deduction of applicable sales charges. Class R shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class A shares have not been adjusted to reflect any differences in expenses between Class R shares and Class A shares. If differences in expenses were reflected, the performance for Class R shares would be lower than the performance shown for Class A shares because Class R shares have higher expenses.

The returns shown for periods prior to March 31, 2008 include the returns of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown do not reflect any differences in expenses between the share classes. If differences in expenses were reflected, the performance would be lower for periods prior to March 31, 2008. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[12]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:    4.60%

Worst: 2nd quarter 2004:   -2.26%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index, which is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.50%	[5]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[6]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.23%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	125
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	390
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	676
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,489
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	7.07%
Annual Return 2002	rr_AnnualReturn2002	9.42%
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	4.71%
Annual Return 2005	rr_AnnualReturn2005	2.30%
Annual Return 2006	rr_AnnualReturn2006	4.02%
Annual Return 2007	rr_AnnualReturn2007	5.98%
Annual Return 2008	rr_AnnualReturn2008	1.06%
Annual Return 2009	rr_AnnualReturn2009	9.31%
Annual Return 2010	rr_AnnualReturn2010	6.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2011: 5.90%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	2nd quarter 2004:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.26%)
1 year	rr_AverageAnnualReturnYear01	1.21%
5 years	rr_AverageAnnualReturnYear05	4.27%
10 years	rr_AverageAnnualReturnYear10	4.93%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.57%)
5 years	rr_AverageAnnualReturnYear05	2.63%
10 years	rr_AverageAnnualReturnYear10	3.13%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.82%
5 years	rr_AverageAnnualReturnYear05	2.68%
10 years	rr_AverageAnnualReturnYear10	3.14%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares | returns before taxes (without sales charges)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.29%
5 years	rr_AverageAnnualReturnYear05	5.30%
10 years	rr_AverageAnnualReturnYear10	5.45%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
10 years	rr_AverageAnnualReturnYear10	5.84%
[1]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.60% for Class Z.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until October 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.80% for Class A, 1.55% for Class B and 1.55% for Class C.
[4]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[5]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[6]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[7]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
[8]	This charge decreases over time.
[9]	Year-to-date return as of September 30, 2011: -18.87%
[10]	Year-to-date return as of September 30, 2011: -18.75%
[11]	Year-to-date return as of September 30, 2011: -19.01%
[12]	Year-to-date return as of September 30, 2011: 5.90%
[13]	Year-to-date return as of September 30, 2011: 8.97%
[14]	Year-to-date return as of September 30, 2011: 9.11%